Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

The Company’s accounts receivable primarily include balance generated from selling bakery products to local corporate customers, billed but has not been collected as of the balance sheet dates. Accounts receivable also include amounts due from third-party online delivery and e-commerce platforms for which settlement is typically received within a short period.

Accounts receivable, net consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Accounts receivable	$2,398,069	$1,738,052
Less: allowance for credit losses	(93,048)	-
Total accounts receivable, net	$2,305,021	$1,738,052

The Company evaluates accounts receivable for expected credit losses in accordance with ASC 326, Financial Instruments - Credit Losses. The Company considers historical loss experience, current conditions, and reasonable and supportable forecasts in estimating expected credit losses. As of June 30, 2026 and December 31, 2025, allowance for credit losses for accounts receivable amounted to $93,048 and $nil, respectively.

Allowance for credit losses movement is as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Beginning balance	$-	$-
Additions	92,051	-
Foreign currency translation adjustments	997	-
Ending balance	$93,048	$-